Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 2,738	$ 2,454
Service cost	12	12	$ 13
Interest cost	75	83
Actuarial (gains) losses	276	275
Additions through business combinations	1
Settlements and curtailments	(1)	(3)
Reduction from disposal of assets		(2)
Plan amendments	(1)	1
Benefits paid	(146)	(148)
Foreign currency translation	79	66
Projected benefit obligation at end of the period	3,033	2,738	2,454
Fair value of plan assets at beginning of the period	1,600	1,487
Return on plan assets	42	44
Actuarial gains (losses)	77	65
Employer contributions	81	110
Reduction for disposal of assets		(1)
Benefits paid	(146)	(148)
Foreign currency translation	40	43
Fair value of plan assets at end of the period	1,694	1,600	1,487
Net projected liability in the statement of financial position	1,339	1,138
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	2,651	2,375
Service cost	10	10	10
Interest cost	70	78
Actuarial (gains) losses	258	268
Additions through business combinations	1
Settlements and curtailments	(1)	(3)
Reduction from disposal of assets		(2)
Plan amendments	(2)	1
Benefits paid	(140)	(141)
Foreign currency translation	80	65
Projected benefit obligation at end of the period	2,928	2,651	2,375
Fair value of plan assets at beginning of the period	1,599	1,486
Return on plan assets	42	44
Actuarial gains (losses)	77	65
Employer contributions	75	103
Reduction for disposal of assets		(1)
Benefits paid	(140)	(141)
Foreign currency translation	40	43
Fair value of plan assets at end of the period	1,693	1,599	1,486
Net projected liability in the statement of financial position	1,235	1,052
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	87	79
Service cost	2	2	3
Interest cost	5	5
Actuarial (gains) losses	18	7
Settlements and curtailments	(1)
Plan amendments	1
Benefits paid	(6)	(7)
Foreign currency translation	(1)	1
Projected benefit obligation at end of the period	105	87	79
Fair value of plan assets at beginning of the period	1	1
Employer contributions	6	7
Benefits paid	(6)	(7)
Fair value of plan assets at end of the period	1	1	$ 1
Net projected liability in the statement of financial position	$ 104	$ 86